Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		10 Months Ended
	Dec. 30, 2012	Dec. 28, 2014	Dec. 29, 2013	Nov. 14, 2012
Federal
Net operating loss carryforwards
Net operating loss carryforwards		$ 0
State
Net operating loss carryforwards
Net operating loss carryforwards		57.0
Usage of net operating loss carryforwards	2.7	32.0	21.5
State | Predecessor
Net operating loss carryforwards
Usage of net operating loss carryforwards				$ 0